Trade accounts receivables - Main customers (Details) - Net Sales	Jun. 30, 2025	Dec. 31, 2024
Pulp
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration Risk, Percentage	10.86%	10.00%
Paper
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration Risk, Percentage	12.79%